Stock-Based Compensation (Summary of Activity Related to Employee Restricted Share Units) (Details) - Restricted Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	562,641
Share Unit Plans: Granted including DRIP	287,976
Share Unit Plans: Exercised	(183,241)
Share Unit Plans: Forfeited	(14,228)
Share Unit Plans: Outstanding and exercisable, Ending Balance	653,148
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 55.01
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	48.65
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	54.66
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	52.45
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 52.36
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 41	$ 32